Business segment reporting (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets	R$ 985,450,829	R$ 931,208,396	R$ 933,578,379
Loans and advances to customers	490,630,028	464,844,042	393,768,037
Customer deposits	489,953,489	468,961,069	445,813,972
Business Segment Reporting Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	886,630,727	838,267,118	837,339,314
Loans and advances to customers	417,773,158	394,086,048	317,553,409
Customer deposits	356,744,926	344,180,608	322,328,033
Business Segment Reporting Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
Total assets	98,820,102	92,941,277	96,239,065
Loans and advances to customers	72,856,870	70,757,994	76,214,628
Customer deposits	R$ 133,208,563	R$ 124,780,461	R$ 123,485,939